Convertible Preferred Stock (Details) - Schedule of Convertible Preferred Stock	Dec. 31, 2023 USD ($) shares
Conversion of Stock [Line Items]
Shares authorized	29,770,205
Shares issued and outstanding	27,920,467
Liquidation amount (in Dollars) | $	$ 44,154,948
Series Seed [Member]
Conversion of Stock [Line Items]
Shares authorized	5,155,703
Shares issued and outstanding	5,155,703
Liquidation amount (in Dollars) | $	$ 4,154,981
Series 1 [Member]
Conversion of Stock [Line Items]
Shares authorized	100
Shares issued and outstanding
Liquidation amount (in Dollars) | $
Series A [Member]
Conversion of Stock [Line Items]
Shares authorized	24,614,402
Shares issued and outstanding	22,764,764
Liquidation amount (in Dollars) | $	$ 39,999,967